UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Brazil — 20.3%
Cia de Bebidas das Americas,
Preference Shares - ADR	187,390	$5,003,313
Cia de Concessoes Rodoviarias	205,659	5,678,925
Cia Energetica de Minas Gerais - ADR	165,604	2,735,778
Cyrela Brazil Realty SA	207,303	2,289,480
Itau Unibanco Holdings SA - ADR	581,769	12,508,033
Lojas Renner SA	74,598	2,165,958
OGX Petroleo e Gas Participacoes SA (a)	443,500	4,578,802
Petroleo Brasileiro SA - ADR	170,739	5,677,072
Vale SA - ADR	491,239	15,218,584

		55,855,945

Chile — 2.0%
E. CL SA	1,086,000	2,777,930
Empresa Nacional de Telecomunicaciones SA	167,312	2,839,318

		5,617,248

China — 11.6%
Bank of China Ltd.	9,332,200	4,874,779
CNOOC Ltd.	3,056,000	6,802,497
China Rongsheng Heavy Industry Group Co., Ltd. (a)	4,768,500	4,342,423
Evergrande Real Estate Group Ltd.	8,411,000	4,503,117
Focus Media Holding Ltd. - ADR (a)	157,825	3,931,421
Melco Crown Entertainment Ltd. - ADR (a)	592,655	4,599,003
PetroChina Co. Ltd.	2,080,000	2,903,635

		31,956,875

Hong Kong — 1.9%
China Merchants Holdings International Co., Ltd.	1,222,000	5,343,568

India — 2.0%
Infosys Technologies Ltd. - ADR	81,000	5,484,510

Indonesia — 1.1%
Perusahaan Gas Negara Tbk PT	6,116,500	2,876,114

Mexico — 6.7%
America Movil, SA de CV - ADR	151,581	8,638,601
Fomento Economico Mexicano, SA de CV - ADR	49,353	2,619,164
Genomma Lab Internacional SA de CV (a)	1,278,000	3,239,510
Grupo Financiero Banorte, SA de CV ‘O’	708,891	3,155,561
Urbi Desarollos Urbanos SAB, SA de CV (a)	335,155	811,158

		18,463,994

Common Stocks	Shares	Value

Norway — 0.4%
DNO International ASA (a)	605,519	$1,015,227

Panama — 1.6%
Copa Holdings SA, Class A	80,228	4,512,825

Peru — 0.7%
Cia de Minas Buenaventura SA - ADR	45,473	1,864,393

Russia — 6.4%
OAO Gazprom - ADR	306,080	8,190,701
Sberbank	2,725,011	9,537,538

		17,728,239

Singapore — 1.1%
Straits Asia Resources Ltd.	1,523,000	3,119,618

South Africa — 6.8%
African Bank Investments Ltd.	544,102	2,767,130
Anglo Platinum Ltd. (a)	32,839	3,226,087
Aveng Ltd.	428,235	2,266,757
The Foschini Group Ltd.	240,244	2,656,325
MTN Group Ltd.	270,098	4,629,204
Tiger Brands Ltd.	121,185	3,135,195

		18,680,698

South Korea — 13.1%
Celltrion, Inc. (a)	90,044	2,892,477
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	98,320	3,594,894
Doosan Infracore Co. Ltd. (a)	195,650	5,237,531
Green Cross Corp. (a)	6,212	693,919
Green Cross Holdings Corp. (a)	7,030	809,889
Hyundai Mobis (a)	20,926	4,836,671
LG Chem Ltd.	18,424	6,932,997
Samsung Electronics Co., Ltd.	12,547	11,016,088

		36,014,466

Taiwan — 8.2%
Acer, Inc.	1,775,000	4,822,438
Delta Electronics, Inc.	1,052,000	4,852,607
HON HAI Precision Industry Co., Ltd.	619,280	2,642,090
Taiwan Semiconductor Manufacturing Co., Ltd.	2,370,000	6,162,833
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	321,383	4,200,476

		22,680,444

Thailand — 2.2%
Banpu Pcl	149,400	3,530,086
Kasikornbank Pcl	645,100	2,401,246

		5,931,332

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
MXN	Mexican Peso
USD	US Dollar

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Turkey — 0.8%
Koza Altin Isletmeleri AS	200,074	$2,312,255

Total Common Stocks – 86.9%		239,457,751

Participation Notes	Par (000)

India — 6.7%
Citigroup Global Markets Holdings, Inc. :
(United Phosphorus), due 10/24/12	$777	2,293,427
(Yes Bank Ltd.), due 10/24/12	389	2,218,494
Deutsche Bank AG (Axis Bank), due 8/17/17	106	2,846,863
JPMorgan Securities Ltd. (Aurobindo Pharma), due 12/15/15	43	1,103,602
Merrill Lynch International & Co. CV:
(Larsen and Toubro Ltd.), due 9/08/14	103	3,676,416
(Wipro Ltd.), due 12/15/15	265	2,552,240
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14	431	1,264,886
UBS AG (Glenmark Pharmaceuticals Ltd.), due 12/18/12	379	2,530,622

		18,486,550

Qatar — 2.0%
Deutsche Bank AG (Commercial Bank of Qatar Inc.), due 5/26/17	132	3,055,091
Morgan Stanley BV (MS Industries Qatar), due 11/30/10	67	2,512,238

		5,567,329

Saudi Arabia — 2.8%
HSBC Bank Plc:
(Abdullah Al Othaim Markets), due 9/05/11	91	2,031,530
(Saudi Basic Industries), due 8/22/11	210	5,556,736

		7,588,266

Total Participation Notes – 11.5%		31,642,145

Total Long-Term Investments (Cost – $229,641,614) – 98.4%		271,099,896

Short-Term Securities	Shares

Time Deposits — 0.9%
Brown Brothers Harriman & Co., 0.14%, 2/01/11	2,425,196	2,425,196

Short-Term Securities	Shares	Value

Money Market Fund — 4.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (b)(c)	11,418,848	$11,418,848

Total Short-Term Securities (Cost – $13,844,044) – 5.0%		13,844,044

Total Investments (Cost – $243,485,658*) – 103.4%		284,943,940
Liabilities in Excess of Other Assets – (3.4)%		(9,382,743)

Net Assets – 100.0%		$275,561,197

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$249,243,290

Gross unrealized appreciation	$41,125,672
Gross unrealized depreciation	(5,425,022)

Net unrealized appreciation	$35,700,650

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,579,161	8,839,687	11,418,848	$1,921

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of January 31, 2011, were as follows:

Currency Purchased			Currency Sold	Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	787,041	USD	65,396	State Street Global Markets	2/01/11	$(518)
MXN	1,982,152	USD	163,006	State Street Global Markets	2/02/11	390

Total						$(128)

2	BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Emerging Markets Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Brazil	$55,855,945	—	—	$55,855,945
Chile	5,617,248	—	—	5,617,248
China	12,872,847	$19,084,028	—	31,956,875
Hong Kong	—	5,343,568	—	5,343,568
India	5,484,510	—	—	5,484,510
Indonesia	—	2,876,114	—	2,876,114
Mexico	18,463,994	—	—	18,463,994
Norway	—	1,015,227	—	1,015,227
Panama	4,512,825	—	—	4,512,825
Peru	1,864,393	—	—	1,864,393
Russia	17,728,239	—	—	17,728,239
Singapore	—	3,119,618	—	3,119,618
South Africa	—	18,680,698	—	18,680,698
South Korea	809,889	35,204,577	—	36,014,466
Taiwan	4,200,476	18,479,968	—	22,680,444
Thailand	3,530,086	2,401,246	—	5,931,332
Turkey	—	2,312,255	—	2,312,255
Participation Notes:
India	—	—	$18,486,550	18,486,550
Qatar	—	—	5,567,329	5,567,329
Saudi Arabia	—	—	7,588,266	7,588,266
Short-Term Securities:
Time Deposits	—	2,425,196	—	2,425,196
Money Market Fund	11,418,848	—		11,418,848

Total	$142,359,300	$110,942,495	$31,642,145	$284,943,940

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Global Emerging Markets Fund, Inc.

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$390	—	$390
Liabilities:
Foreign currency exchange contracts	—	(518)	—	(518)

Total	—	$(128)	—	$(128)

[1]	Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used to determine fair value:

Participation Notes

Assets:
Balance, as of October 31, 2010	$46,101,686
Accrued discounts/premiums	—
Net realized gain (loss)	1,948,717
Net change in unrealized appreciation/depreciation[3]	(7,799,794)
Purchases	13,035,592
Sales	(21,644,056)
Transfers in4	—
Transfers out[4]	—

Balance, as of January 31, 2011	$31,642,145

3 The change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $(5,274,632).

4 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

4	BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 25, 2011